Equity (Tables)	12 Months Ended
Dec. 31, 2022
Business Combination, Significant Transaction and Sale of Business [Abstract]
Schedule of Share Capital	The composition of the Company’s share capital is as follows:
	December 31, 2022			December 31, 2021
	Authorized	Issued	Outstanding	Authorized	Issued	Outstanding

Ordinary shares, NIS 1 par value each	25,000,000	15,886,287	15,317,667	25,000,000	15,862,887	15,294,267